Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PowerShares India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	pietft_SupplementTextBlock

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2016 TO THE PROSPECTUS

DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016 OF:

PowerShares India Portfolio

Effective immediately, the following is added as a new subsection in the section titled “PowerShares India Portfolio—Summary Information—Principal Risks of Investing in the Fund”:

Subsidiary Investment Risk. Changes in the laws of India and/or Mauritius could prevent the Subsidiary from operating as intended and/or from continuing to qualify as a Mauritius resident for tax purposes; any such outcomes could negatively affect the Fund and its shareholders. Additionally, changes in the provisions of the Treaty could result in the imposition of various taxes on the Subsidiary by India, thereby reducing the return to the Fund on its investments. In particular, the governments of India and Mauritius recently entered into a protocol (“2016 Protocol”), whereby the Treaty will be amended to phase out the capital gains tax exemption on shares of Indian companies. Under the 2016 Protocol, shares of such companies acquired during the two-year period between April 1, 2017 and March 31, 2019, will be subject to a reduced capital gain tax; beginning April 1, 2019, capital gains will be taxed at India’s full tax rate. No assurance can be given that the terms of such amendment will not be subject to interpretation and/or renegotiation.

Effective immediately, the following is added as a new subsection in the section titled “PowerShares India Portfolio—Summary Information—Principal Risks of Investing in the Fund”:

Tax Risk. The Fund expects that the Subsidiary may be eligible to receive favorable tax treatment pursuant to the Treaty. However, if India and Mauritius were to further re-negotiate the Treaty, any change in its provisions – such as the change presented by the 2016 Protocol – could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the Fund’s return.

The Indian Income—Tax Act 1961 (“ITA”) provides that, to claim any relief under the Treaty, an entity must hold a valid Tax Residency Certificate (“TRC”) and also provide to Indian tax authorities such other information and documents as may be prescribed under the ITA. While the Subsidiary holds a TRC and is expected to renew it annually, there is no guarantee that such renewal would be granted. In such circumstance, it is possible that the Indian tax authorities may not allow the Subsidiary the benefits under the Treaty.

Indian tax authorities recently have adopted an aggressive position towards claims of tax exemptions available under tax treaties, and often challenge claims for various reasons (for example, lack of substance in the relevant entity). If the Indian tax authorities were to allege that the benefits under the Treaty were not available to the Subsidiary, they may attempt to deny the benefit of any tax exemption to the Subsidiary that may be available under the Treaty.

Based on the current provisions of the ITA, general anti-avoidance rules (“GAAR”) are scheduled to be implemented in India for the financial year beginning April 1, 2017. Under GAAR, the Indian tax authorities have been given the power to disregard any arrangement which is considered an ‘impermissible avoidance arrangement’ (“IAA”) – that is, an arrangement whose main purpose is to obtain a tax benefit. If any arrangement were determined to be an IAA, any tax benefits available under the ITA may be eliminated, thereby adversely affecting the Fund’s or the Subsidiary’s business and financial conditions.

PowerShares India Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pietft_SupplementTextBlock

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED SEPTEMBER 28, 2016 TO THE PROSPECTUS

DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED MARCH 8, 2016 OF:

PowerShares India Portfolio

Effective immediately, the following is added as a new subsection in the section titled “PowerShares India Portfolio—Summary Information—Principal Risks of Investing in the Fund”:

Subsidiary Investment Risk. Changes in the laws of India and/or Mauritius could prevent the Subsidiary from operating as intended and/or from continuing to qualify as a Mauritius resident for tax purposes; any such outcomes could negatively affect the Fund and its shareholders. Additionally, changes in the provisions of the Treaty could result in the imposition of various taxes on the Subsidiary by India, thereby reducing the return to the Fund on its investments. In particular, the governments of India and Mauritius recently entered into a protocol (“2016 Protocol”), whereby the Treaty will be amended to phase out the capital gains tax exemption on shares of Indian companies. Under the 2016 Protocol, shares of such companies acquired during the two-year period between April 1, 2017 and March 31, 2019, will be subject to a reduced capital gain tax; beginning April 1, 2019, capital gains will be taxed at India’s full tax rate. No assurance can be given that the terms of such amendment will not be subject to interpretation and/or renegotiation.

Effective immediately, the following is added as a new subsection in the section titled “PowerShares India Portfolio—Summary Information—Principal Risks of Investing in the Fund”:

Tax Risk. The Fund expects that the Subsidiary may be eligible to receive favorable tax treatment pursuant to the Treaty. However, if India and Mauritius were to further re-negotiate the Treaty, any change in its provisions – such as the change presented by the 2016 Protocol – could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the Fund’s return.

The Indian Income—Tax Act 1961 (“ITA”) provides that, to claim any relief under the Treaty, an entity must hold a valid Tax Residency Certificate (“TRC”) and also provide to Indian tax authorities such other information and documents as may be prescribed under the ITA. While the Subsidiary holds a TRC and is expected to renew it annually, there is no guarantee that such renewal would be granted. In such circumstance, it is possible that the Indian tax authorities may not allow the Subsidiary the benefits under the Treaty.

Indian tax authorities recently have adopted an aggressive position towards claims of tax exemptions available under tax treaties, and often challenge claims for various reasons (for example, lack of substance in the relevant entity). If the Indian tax authorities were to allege that the benefits under the Treaty were not available to the Subsidiary, they may attempt to deny the benefit of any tax exemption to the Subsidiary that may be available under the Treaty.

Based on the current provisions of the ITA, general anti-avoidance rules (“GAAR”) are scheduled to be implemented in India for the financial year beginning April 1, 2017. Under GAAR, the Indian tax authorities have been given the power to disregard any arrangement which is considered an ‘impermissible avoidance arrangement’ (“IAA”) – that is, an arrangement whose main purpose is to obtain a tax benefit. If any arrangement were determined to be an IAA, any tax benefits available under the ITA may be eliminated, thereby adversely affecting the Fund’s or the Subsidiary’s business and financial conditions.